    As filed with the Securities and Exchange Commission on August 29, 2001


                                             1933 Act Registration No. 333-52965
                                             1940 Act Registration No. 811-8767

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No.     [_]

                      Post-Effective Amendment No. 10 [X]


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 11  [X]


                              BRINSON MONEY SERIES
                  (formerly Mitchell Hutchins LIR Money Series)

                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                             AMY R. DOBERMAN, ESQ.

                            Brinson Advisors, Inc.
          (formerly known as Mitchell Hutchins Asset Management Inc.)
                          1285 Avenue of the Americas
                         New York, New York 10019-6028

                    (Name and address of agent for service)

                                  Copies to:
                            ELINOR W. GAMMON, ESQ.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                 Second Floor
                          Washington, D.C. 20036-1800
                           Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[_] Immediately upon filing pursuant to Rule 485(b)
[X] On September 1, 2001 pursuant to Rule 485(b)

[_] 60 days after filing pursuant to Rule 485(a)(1)

[_] On _________________ pursuant to Rule 485(a)(1)

[_] 75 days after filing pursuant to Rule 485(a)(2)

[_] On _________________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Shares of Beneficial Interest of Brinson Select Money Market Fund, Brinson Cash Reserves Fund and Brinson Liquid Assets Fund.

Brinson Select


Money Market Fund


                          ---------------------------

                                   PROSPECTUS

                             SEPTEMBER 1, 2001


                          ---------------------------

This prospectus offers two classes of money market fund shares. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

           Not FDIC insured. May lose value. No bank guarantee.

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                              -------------------

                     Brinson Select Money Market Fund


                                    Contents

                                    The Fund
     ----------------------------------------------------------------

What every investor
should know about              3   Investment Objective, Strategies and Risks
the fund                       4   Performance
                               5   Expenses and Fee Tables
                               6   More About Risks and Investment Strategies

                                Your Investment

     ----------------------------------------------------------------
Information for                7   Managing Your Fund Account
managing your fund                 --Buying Shares
account                            --Selling Shares
                                   --Exchanging Shares
                                   --Additional Information About Your Account
                                   --Pricing and Valuation

                             Additional Information

     ----------------------------------------------------------------
Additional important          11   Management
information about             12   Dividends and Taxes
the fund                      13   Financial Highlights

     ----------------------------------------------------------------
Where to learn more
about Brinson mutual funds         Back Cover



                               The fund is not a
                             complete or balanced
                              investment program.


                                  -----------
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                               Prospectus Page 2

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                              -------------------

                     Brinson Select Money Market Fund


                     Brinson Select Money Market Fund


                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Brinson Advisors, Inc., the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:


 . CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

 . INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

 . FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

                                  -----------
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                               Prospectus Page 3

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                              -------------------

                     Brinson Select Money Market Fund




                                  Performance

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.

The table that follows the bar chart shows the average annual returns for the fund's shares for the 2000 calendar year and since inception.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                    [GRAPH]

                     TOTAL RETURN ON INSTITUTIONAL SHARES
          (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

                                1999     5.22%
                                2000     6.47%

                                 CALENDAR YEAR

 Total return January 1 to June 30, 2001--2.58%


 Best quarters during years shown: 3rd and 4th quarters, 2000--1.66%


 Worst quarter during years shown: 2nd quarter, 1999--1.22%


AVERAGE ANNUAL TOTAL RETURNS

as of December 31, 2000



                              INSTITUTIONAL SHARES FINANCIAL INTERMEDIARY SHARES
(INCEPTION DATE)                   (8/10/98)                (12/29/98)*
----------------              -------------------- -----------------------------
One Year.....................         6.47%                     N/A
Life of Class................         5.79%                     N/A

-------
* Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.

                                  -----------
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                               Prospectus Page 4

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                              -------------------

                     Brinson Select Money Market Fund




                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price).................................................................. None
Maximum Deferred Sales Charge (Load) (as a % of offering price).......... None

ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from fund assets)

                                                                   FINANCIAL
                                                 INSTITUTIONAL   INTERMEDIARY
                                                    SHARES          SHARES
                                                 --------------  --------------
Management Fees.................................           0.18%           0.18%
Distribution and/or Service (12b-1) Fees........           0.00%           0.00%
Other Expenses
  Shareholder Servicing Fee.....................   0.00%           0.25%
  Miscellaneous Expenses........................   0.00%           0.00%
                                                 ------          ------
                                                           0.00%           0.25%
                                                         ------          ------
Total Annual Fund Operating Expenses............           0.18%           0.43%
                                                         ======          ======

-------

* Brinson Advisors has agreed to waive 0.03% of its management fee from May 1, 2000 through January 31, 2002 so that the effective total fund operating expenses during that period will be 0.15% for Institutional shares and 0.40% for Financial Intermediary shares.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Institutional shares............................  $18    $ 58    $101     $230
Financial Intermediary shares...................   44     138     241      542


                                  -----------
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                               Prospectus Page 5

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                              -------------------

                     Brinson Select Money Market Fund




                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.



ADDITIONAL RISK


Structured Security Risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that Brinson Advisors did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES


Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.


Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon Brinson Advisors' assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.


                                  -----------
--------------------------------------------------------------------------------
                               Prospectus Page 6

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                              -------------------

                     Brinson Select Money Market Fund




                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

BUYING SHARES

The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares-- Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

 . You may buy Institutional shares if you are an institutional investor.
  Brinson Advisors, the principal underwriter of the fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.


 . You may buy Financial Intermediary shares only if you are a financial intermediary (E.G., banks, trust companies, brokers and investment advisors) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.


Unless you specify otherwise, the fund will treat all purchase orders as orders for Institutional shares.

You may buy fund shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-547-FUND and speaking to a representative.


You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and Brinson Advisors are open for business.


Orders to buy shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m.(Eastern time).

The fund reserves the right to advance the time by which orders to buy and sell its shares must be received by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA")(formerly known as the Public Securities Association or "PSA") recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547-FUND to inquire whether the fund intends to close early on a given day.


The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares. Brinson Advisors may return without notice

                                  -----------
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                               Prospectus Page 7

--------------------------------------------------------------------------------
                              -------------------

                     Brinson Select Money Market Fund


money wired to the fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS:

Instruct your bank to transfer federal funds by wire to:



To:   PNC Bank


      Philadelphia, PA


      ABA# 0310-0005-3


BNF:  Mutual Fund Services/AC 8529992181


RE:   Purchase Shares of Brinson Select


FFC:  (Name of Account and Account Number)


A financial intermediary or your bank may impose a service charge for wire transfers.


MINIMUM INVESTMENTS:



 To open an account................................................. $10,000,000
 To add to an account............................................... $   100,000


Brinson Advisors may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.


If your account balance has fallen below $10,000,000, your purchase order to add to the account will be accepted only if the account balance will be at least $10,000,000 after that purchase. (Brinson Advisors may waive this minimum.)


Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or Brinson Advisors.


ELECTRONIC TRADE ENTRY


The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547-FUND.


SELLING SHARES



You may sell your shares through financial intermediaries that are authorized to accept redemption requests (if you previously designated them to give instructions to the transfer agent on your behalf). Each such intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547-FUND and speaking with a representative.


Orders to sell fund shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the fund may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.


If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account may not receive the proceeds that day if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, Brinson Advisors, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.


The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.


If you have additional questions on selling shares you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547-FUND.


                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 8

--------------------------------------------------------------------------------
                              -------------------

                     Brinson Select Money Market Fund



EXCHANGING SHARES



You may exchange Institutional shares of the fund for Institutional shares of Brinson LIR Money Market Fund, Brinson LIR Treasury Securities Fund or Brinson LIR Government Securities Fund. You also may exchange Institutional shares of the fund for Select shares of Brinson LIR Government Securities Fund. In addition, you may exchange Financial Intermediary shares of the fund for Financial Intermediary shares of Brinson LIR Money Market Fund or Brinson LIR Treasury Securities Fund. Brinson LIR Money Market Fund has a $1,000,000 minimum for initial purchases and no minimum for subsequent purchases. Brinson LIR Treasury Securities Fund has a $250,000 minimum for initial purchases and no minimum for subsequent purchases. Brinson LIR Government Securities Fund has a $1,000,000 minimum for initial purchases of its Institutional shares and a $10,000,000 minimum for initial purchase of its Select shares and no minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares, although Brinson Advisors reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.


Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will be invested in the shares of the other fund into which the exchange is made. You can place an exchange order through a financial intermediary (if you previously designated them to give instructions to the transfer agent on your behalf ), who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers. You can also place an exchange order by calling the transfer agent at 1-888-547-FUND and speaking with a representative.


Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise, the transfer agent may not be able to effect the exchange.


If the total investment in your account has been less than $10,000,000 for 30 consecutive days, the fund may exchange your shares for shares of Brinson LIR Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you in federal funds wired to your designated account.


The fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Financial Intermediary Shares. Financial intermediaries through which an investor purchases or holds shares may charge those customers for cash management and other services provided in connection with their account. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.


A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. Brinson Advisors (not the fund) also may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between Brinson Advisors and the financial institution.


PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference

                                  -----------
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                               Prospectus Page 9

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                              -------------------

                     Brinson Select Money Market Fund


between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund's net asset value is normally determined three times each business day:

 . noon (Eastern time),

 . 2:30 p.m. (Eastern time) and

 . 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day, even though it normally prices its shares more than once each business day.

                                  -----------
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                               Prospectus Page 10

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                              -------------------

                     Brinson Select Money Market Fund




                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISOR




Brinson Advisors is the investment advisor, administrator and principal underwriter of the fund, and is located at 51 West 52nd Street, New York, New York, 10019-6114. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, Brinson Advisors was the manager, advisor or sub-advisor of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.9 billion.


MANAGEMENT FEES

Brinson Advisors' contract fee for the management services it provides to the fund is at the annual rate of 0.18% of the fund's average daily net assets. During the fiscal year ended April 30, 2001, Brinson Advisors waived part of this fee so that the fund paid management fees to Brinson Advisors at the effective annual rate of 0.15% of its average daily net assets.


In exchange for this fee, Brinson Advisors has agreed to bear all expenses of the fund other than the management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although Brinson Advisors is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Brinson Advisors estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.


Brinson Advisors has agreed to waive 0.03% of its management fees from May 1, 2000 through January 31, 2002, so that the effective management fees during that period will be 0.15% of average daily net assets.


OTHER INFORMATION

The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.

                                  -----------
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                               Prospectus Page 11

--------------------------------------------------------------------------------
                              -------------------

                     Brinson Select Money Market Fund




                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares will be lower than dividends on Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.


TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes.

                                  -----------
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                               Prospectus Page 12

--------------------------------------------------------------------------------
                              -------------------

                     Brinson Select Money Market Fund




                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on August 10, 1998. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-888-547-FUND.


                                   INSTITUTIONAL SHARES              FINANCIAL INTERMEDIARY SHARES(2)
                          ---------------------------------------- -------------------------------------
                           FOR THE YEARS ENDED     FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                APRIL 30,         AUGUST 10, 1998+ NOVEMBER 4, 1999++ DECEMBER 29, 1998+
                          ----------------------         TO                TO                 TO
                             2001        2000      APRIL 30, 1999    MARCH 6, 2000     FEBRUARY 9, 1999
                          ----------  ----------  ---------------- ------------------ ------------------
Net asset value,
 beginning of period....  $     1.00  $     1.00     $     1.00         $  1.00            $  1.00
                          ----------  ----------     ----------         -------            -------
Net investment income...       0.062       0.054          0.037           0.018              0.006
Dividends from net
 investment income......      (0.062)     (0.054)        (0.037)         (0.018)            (0.006)
                          ----------  ----------     ----------         -------            -------
Net asset value, end of
 period.................  $     1.00  $     1.00     $     1.00         $  1.00            $  1.00
                          ==========  ==========     ==========         =======            =======
Total investment
 return(1)..............        6.37%       5.54%          3.81%           1.84%              0.57%
                          ==========  ==========     ==========         =======            =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $3,385,770  $2,290,822     $1,322,807         $    --            $    --
Expenses to average net
 assets net of waivers
 from advisor...........        0.15%       0.14%          0.07%*          0.40%*             0.32%*
Expenses to average net
 assets before waivers
 from advisor...........        0.18%       0.18%          0.18%*          0.43%*             0.43%*
Net investment income to
 average net assets net
 of waivers from
 advisor................        6.11%       5.48%          5.06%*          5.11%*             4.81%*
Net investment income to
 average net assets
 before waivers from
 advisor................        6.08%       5.44%          4.95%*          5.08%*             4.70%*

-------

+ Issuance of shares.


++Reissuance of shares.


* Annualized.


(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.


(2) At March 6, 2000 and February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at a $1.00 per share.


                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 13

TICKER SYMBOL: Institutional Shares SELXX

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-547-FUND.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

 . For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 . Free, from the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Brinson Money Series


-- Brinson Select Money Market Fund

Investment Company Act File No. 811-8767

(C) 2001 Brinson Advisors, Inc. All rights reserved.

-----

BRINSON SELECT


MONEY MARKET FUND

Prospectus

--------------------------------------------------------------------------------

 September 1 , 2001

Brinson Cash Reserves Fund


                           ----------------------------

                                  PROSPECTUS
                            SEPTEMBER 1, 2001


                           ----------------------------


This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS PaineWebber ACCESS-SM- program, but only if Brinson Advisors or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------


                          Brinson Cash Reserves Fund


                                   Contents
                                   THE FUND


------------------------------------------------------------------


What every investor        3         Investment Objective,
should know about                    Strategies and Risks
the fund                   4         Expenses and Fee Tables
                           5         More About Risks and Investment
                                     Strategies

                          YOUR INVESTMENT
------------------------------------------------------------------

Information for            6         Managing Your Fund Account
managing your fund                   --Buying Shares
account                              --Selling Shares
                                     --Pricing and Valuation

                          ADDITIONAL INFORMATION
------------------------------------------------------------------

Additional important       8         Management
information about          9         Dividends and Taxes
the fund                  10         Financial Highlights
------------------------------------------------------------------

Where to learn more                  Back Cover
about Brinson mutual
funds


                          The fund is not a complete or
                          balanced investment program.

------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund



                          BRINSON CASH RESERVES FUND
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES


The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


Brinson Advisors, Inc., the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:


- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



PERFORMANCE INFORMATION



THE FUND COMMENCED OPERATIONS ON FEBRUARY 14, 2000. AS A RESULT, IT DOES NOT HAVE PERFORMANCE INFORMATION OF AT LEAST ONE CALENDAR YEAR TO INCLUDE IN A BAR CHART OR TABLE REFLECTING AVERAGE ANNUAL RETURNS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund



                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)



Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price).............................................     None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)......................................................     None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


Management Fees ..............................................   0.33%
Distribution and/or Service (12b-1) Fees......................   None
Other Expenses................................................   0.21%
                                                                -----
Total Annual Fund Operating Expenses..........................   0.54%
                                                                =====
Expense Reimbursements/Management Fee Waivers*................   0.07%
                                                                -----
Net Expenses*.................................................   0.47%
                                                                =====


---------


   * The fund and Brinson Advisors have entered into a written expense reimbursement/management fee waiver agreement. Brinson Advisors is contractually obligated to reimburse fund expenses to the extent that the fund's expenses through the end of its first three fiscal years otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Brinson Advisors for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. Brinson Advisors is also contractually obligated to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its agreement with Brinson Advisors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



          1 YEAR         3 YEARS        5 YEARS      10 YEARS
          ------          -------       -------      --------
            $48             $151          $263         $591
                                          ----         ----


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund


                               MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES



Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.



Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon Brinson Advisors' assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Brinson Cash Reserves Fund


                            MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS PAINEWEBBER INC. ("UBS PAINEWEBBER-SM-*") OR BRINSON ADVISORS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR INVESTMENT PROFESSIONAL.



Fund shares are currently available primarily to eligible benefit plans participating in the UBS PaineWebber ACCESS-SM- program if Brinson Advisors or an affiliate does not serve as investment manager to the eligible benefit plan (I.E., UBS PaineWebber, Brinson Advisors or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.


BUYING SHARES AUTOMATICALLY


The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your investment professional to determine if another money market fund is available for your account. (Neither Brinson Advisors nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.



Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Brinson Advisors are open for business.



The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares.



The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Brinson Advisors nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.



Please consult your investment professional for more information about this automatic purchase feature.


-------------------
 * UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund


BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans

- church plans

- government plans

- self-employed plans (I.E., "Keoghs")


Other benefit plans may be eligible to buy fund shares. Contact your investment professional for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund


                                    MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR



Brinson Advisors is the investment advisor, administrator and principal underwriter of the fund, and is located at 51 West 52nd Street, New York, New York 10019-6114. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, Brinson Advisors was the manager, advisor or sub-advisor of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.9 billion.


ADVISORY FEES


The fund paid advisory and administrative fees to Brinson Advisors for the fiscal year ended April 30, 2001 at the effective annual rate of 0.29% of is average net assets because Brinson Advisors has agreed to waive 0.04% of its management fee through the end of the fund's first three fiscal years. Absent this waiver, the fund would have paid Brinson Advisors at the annual contract rate of 0.33% of its average net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund


                               DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.


Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your investment professional or your financial services firm if you prefer to receive dividends in cash.


TAXES


Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.


Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or


- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.


The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.


If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.


The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Cash Reserves Fund


                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).



The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647-1568.



                                                                FOR THE PERIOD
                                                  FOR THE     FEBRUARY 14, 2000+
                                                YEAR ENDED            TO
                                              APRIL 30, 2001    APRIL 30, 2000
                                              --------------  ------------------
Net asset value, beginning of period........    $     1.00        $     1.00
                                                ----------        ----------
Net investment income.......................         0.059             0.012
Dividends from net investment income........        (0.059)           (0.012)
                                                ----------        ----------
Net asset value, end of period..............    $     1.00        $     1.00
                                                ==========        ==========
Total investment return(1)..................          6.01%             1.18%
                                                ==========        ==========
Ratios/Supplemental Data:
Net assets, end of period (000's)...........    $  349,830        $  270,406
Expenses to average net assets net of
   waivers/reimbursements from advisor......          0.47%             0.47%*
Expenses to average net assets before
   waivers/reimbursements from advisor......          0.54%             0.53%*
Net investment income to average net
   assets net of waivers/reimbursements
   from advisor.............................          5.80%             5.57%*
Net investment income to average net
   assets before waivers/reimbursements
   from advisor.............................          5.73%             5.51%*


----------


  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.


--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.


You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.


  Brinson Money Series
 --Brinson Cash Reserves Fund
 Investment Company Act File No. 811-8767



  -C-2001 Brinson Advisors, Inc. All rights reserved.



 BRINSON
 CASH RESERVES FUND

  Prospectus
 -----------------------


  September 1, 2001

Brinson Liquid Assets Fund


                           ----------------------------


                                     PROSPECTUS
                                 SEPTEMBER 1, 2001


                           ----------------------------


This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS PaineWebber or Correspondent Services Corporation investment programs and that have arrangements with Brinson Advisors or an affiliate to serve as investment manager for the client or investment program.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund


                                   Contents
                                   THE FUND



--------------------------------------------------------------------------------

What every investor               3         Investment Objective, Strategies and
should know about                           Risks
the fund                          4         Expenses and Fee Tables
                                  5         More About Risks and Investment
                                            Strategies

                                YOUR INVESTMENT
--------------------------------------------------------------------------------

Information for                   6         Managing Your Fund Account
managing your fund                          --Buying Shares
account                                     --Selling Shares
                                            --Pricing and Valuation

                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional important              8         Management
information about                 9         Dividends and Taxes
the fund                         10         Financial Highlights

--------------------------------------------------------------------------------

Where to learn more                         Back Cover
about Brinson mutual funds


                        The fund is not a complete or
                         balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund



                          BRINSON LIQUID ASSETS FUND
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

-------------------------------------------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES


The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


Brinson Advisors, Inc., the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Brinson Advisors considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:


- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



PERFORMANCE INFORMATION



THE FUND COMMENCED OPERATIONS ON FEBRUARY 14, 2000. AS A RESULT, IT DOES NOT HAVE PERFORMANCE INFORMATION OF AT LEAST ONE CALENDAR YEAR TO INCLUDE IN A BAR CHART OR TABLE REFLECTING AVERAGE ANNUAL RETURNS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund


                            EXPENSES AND FEE TABLES
-------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None

Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


Management Fees*......................................  0.03%
Distribution and/or Service (12b-1) Fees..............  None
Other Expenses........................................  0.19%
                                                        -----
Total Annual Fund Operating Expenses..................  0.22%
                                                        =====


---------


  * The fund reimburses Brinson Advisors for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses Brinson Advisors for its direct costs and expenses in administering the fund. Brinson Advisors' direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. Brinson Advisors periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." Brinson Advisors has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.19%. Brinson Advisors may terminate this voluntary waiver at any time in the future.

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


   1 YEAR       3 YEARS     5 YEARS    10 YEARS
   ------       -------     -------    --------
    $19           $68        $121        $277
    ---           ---        ----        ----


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                             Brinson Liquid Assets Fund



                               MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES



Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.



Brinson Advisors may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon Brinson Advisors' assessment of the relative values of various money market instruments and future interest rate patterns. Brinson Advisors also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund



                          MANAGING YOUR FUND ACCOUNT
-------------------------------------------------------------------------------

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS PAINEWEBBER INC. ("UBS PAINEWEBBER-SM-*"), BRINSON ADVISORS OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR INVESTMENT PROFESSIONAL.



Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS PaineWebber-SM- or an affiliate and managed by Brinson Advisors or an affiliate. The eligible investment programs include:



- UBS PaineWebber ACCESS-SM-;



- UBS PaineWebber Managed Account Consulting (MAC) Wrap;



- UBS PaineWebber Portfolio Management Program (PMP);



- UBS PaineWebber SELECTIONS-SM-; and


- CSChoice-SM-.

The fund may be made available to other programs in the future.


The fund is designed primarily for eligible benefit plans that participate in these programs where Brinson Advisors or an affiliate serves as investment manager (I.E., UBS PaineWebber, Brinson Advisors or an affiliate exercises investment discretion with respect to account assets).


BUYING SHARES AUTOMATICALLY


The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your investment professional to determine if another money market fund is available for your account. (Neither your investment professional, Brinson Advisors, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.



Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Brinson Advisors are open for business.



The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of fund shares.


---------
 * UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                             Brinson Liquid Assets Fund



The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Brinson Advisors nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.



Please consult your investment professional for more information about this automatic purchase feature.


BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans

- church plans

- government plans

- self-employed plans (I.E., "Keoghs")


Other benefit plans may be eligible to buy fund shares. Contact your investment professional for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund


                                    MANAGEMENT
-------------------------------------------------------------------------------


INVESTMENT ADVISOR



Brinson Advisors is the investment advisor, administrator and principal underwriter of the fund, and is located at 51 West 52nd Street, New York, New York 10019-6114. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2001, Brinson Advisors was the manager, advisor or sub-advisor of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.9 billion.


ADVISORY FEES


The fund has agreed to pay advisory and administration fees to Brinson Advisors that are limited to reimbursements for direct costs, excluding any profit or overhead, for the expenses for the fiscal year ended April 30, 2001, Brinson Advisors voluntarily waived its entire advisory and administrative fee. Had Brinson Advisors not done so, the fund would have paid Brinson Advisors advisory and administrative fees at the effective annual rate of 0.03% of its average net assets. Brinson Advisors is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.



Under the agreement with the fund, Brinson Advisors manages the investment operations of the fund and also administers the fund's business affairs. Brinson Advisors is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. Brinson Advisors' costs include the following:
(i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses Brinson Advisors incurs in managing the portfolio of the fund. Brinson Advisors periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Brinson Advisors by the fund. The fund will incur other expenses in its operations. See "Investment Advisory, Administration and Principal Underwriting Arrangements" in the SAI.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund


                              DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.


Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your investment professional or your financial services firm if you prefer to receive dividends in cash.


TAXES


Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.


Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or


- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.


The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.


If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.


The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Brinson Liquid Assets Fund


                             FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).



This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647-1568.



                                                                     FOR THE PERIOD
                                               FOR THE             FEBRUARY 14, 2000+
                                              YEAR ENDED                   TO
                                            APRIL 30, 2001           APRIL 30, 2000
                                            --------------    --------------------------------
Net asset value, beginning of period......     $   1.00                 $   1.00
                                               --------                 --------
Net investment income.....................        0.061                    0.012
Dividends from net investment income......       (0.061)                  (0.012)
                                               --------                 --------
Net asset value, end of period............     $   1.00                 $   1.00
                                               ========                 ========
Total investment return(1)................         6.32%                    1.24%
                                               ========                 ========
Ratios/Supplemental Data:
Net assets, end of period (000's).........     $444,417                 $326,125
Expenses to average net assets net of
   waivers from advisor...................         0.19%                    0.17%*
Expenses to average net assets before
   waivers from advisor...................         0.22%                    0.20%*
Net investment income to average net
   assets net of waivers from advisor.....         6.11%                    5.89%*
Net investment income to average net
   assets before waivers from advisor.....         6.08%                    5.86%*


----------


  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.



--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.


You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writting the SEC's Public Reference Section, Washington, D.C. 20549-0102; or
- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.


Brinson Money Series
--Brinson Liquid Assets Fund
Investments Company Act File No. 811-8767



-C-2001 Brinson Advisors, Inc. All rights reserved.



 BRINSON
LIQUID ASSETS FUND
Prospectus

---------------------------


September 1, 2001

                     BRINSON SELECT MONEY MARKET FUND

                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

   Brinson Select Money Market Fund is a professionally managed money market fund. The fund is a diversified series of Brinson Money Series ("Trust") an open-end investment company.


   The fund's investment advisor, administrator and principal underwriter is Brinson Advisors, Inc. ("Brinson Advisors"), an indirect wholly owned asset management subsidiary of UBS AG.


   Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-888-547-FUND.


   This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 2001. A copy of the fund's Prospectus may be obtained by calling your investment professional or by calling toll-free 1-888-547-FUND. Customers of banks and other financial intermediaries that purchase the Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. The Prospectus contains more complete information about the fund. You should read it carefully before investing.


   This SAI is dated September 1, 2001.


                               TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
    The Fund and Its Investment Policies.................................   2
    The Fund's Investments, Related Risks and Limitations................   2
    Organization of the Trust; Trustees and Officers; Principal Holders
     and Management Ownership of Securities..............................   9
    Investment Advisory, Administration and Principal Underwriting
     Arrangements........................................................  18
    Portfolio Transactions...............................................  20
    Additional Information Regarding Redemptions; Financial
     Institutions........................................................  21
    Valuation of Shares..................................................  21
    Performance Information..............................................  22
    Taxes................................................................  24
    Other Information....................................................  24
    Financial Statements.................................................  25

                     THE FUND AND ITS INVESTMENT POLICIES

   The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

   The fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements and (6) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

   The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

   The fund may purchase only those obligations that Brinson Advisors determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Brinson Advisors to be of comparable quality.


   The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

   The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

             THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

   The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

   YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


   Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or Brinson Advisors becomes aware that a security has received a rating below the second highest rating by any rating agency, Brinson Advisors and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


   U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.


   U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

   COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

   ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

   VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

   Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

   VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

   FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. The fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or its separate account. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates that are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Fund's Investments, Related Risks and Limitations--Credit and Liquidity Enhancements" and "--Illiquid Securities."

   INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

   CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

   ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Brinson Advisors has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


   Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

   Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

   Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

   The board has delegated the function of making day-to-day determinations of liquidity to Brinson Advisors pursuant to guidelines approved by the board. Brinson Advisors takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Brinson Advisors monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.


   Brinson Advisors also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Brinson Advisors will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

   REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

   Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Brinson Advisors to present minimum credit risks.


   REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.


   Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

   A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if Brinson Advisors deems it advantageous to do so, which may result in a gain or loss to the fund.


   INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when Brinson Advisors believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.


   LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


   Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebberSM*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent.
UBS PaineWebber also has been approved as a borrower under the fund's securities lending program.



INVESTMENT LIMITATIONS OF THE FUND

   FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of
Section 18 of the Investment Company Act.
--------

* UBS PaineWebber is a service mark of UBS AG.

   The fund will not:

   (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

   The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

   (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

   The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

   (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

   (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

   The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

   (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

   (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

   (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

   The fund will not:

   (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

   (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

   (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

   (5) invest more than 10% of its net assets in illiquid securities.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

   The Trust was organized on April 29, 1998 as a business trust under the laws of Delaware and currently has five operating series. The board has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees the fund's operations.


   Trustees (sometimes referred to as "board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



                          POSITION
                            WITH        BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE     TRUST              DIRECTORSHIPS
 ---------------------    --------      --------------------------
Margo N. Alexander*+; 54  Trustee  Mrs. Alexander is Chairman (since
                                   March 1999) and a director of
                                   Brinson Advisors (since January
                                   1995) and an executive vice
                                   president and a director of
                                   UBS PaineWebber (since March 1984).
                                   She was a chief executive officer of
                                   Brinson Advisors from January 1995
                                   to October 2000. Mrs. Alexander is
                                   a director or trustee of 22
                                   investment companies for which
                                   Brinson Advisors, UBS PaineWebber or
                                   one of their affiliates serves as
                                   investment advisor, sub-advisor or
                                   manager.


                                                           BUSINESS EXPERIENCE; OTHER
   NAME AND ADDRESS; AGE        POSITION WITH TRUST              DIRECTORSHIPS
   ---------------------        -------------------        --------------------------
Richard Q. Armstrong; 66              Trustee         Mr. Armstrong is chairman and
R.Q.A. Enterprises                                    principal of R.Q.A. Enterprises
One Old Church Road                                   (management consulting firm) (since
Unit #6                                               April 1991 and principal occupation
Greenwich, CT 06830                                   since March 1995). He is also a
                                                      director of AlFresh Beverages
                                                      Canada, Inc. (a Canadian Beverage
                                                      subsidiary of AlFresh Foods Inc.)
                                                      (since October 2000). Mr. Armstrong
                                                      was chairman of the board, chief
                                                      executive officer and co-owner of
                                                      Adirondack Beverages (producer and
                                                      distributor of soft drinks and
                                                      sparkling/still waters) (October
                                                      1993-March 1995). He was a partner
                                                      of The New England Consulting Group
                                                      (management consulting firm)
                                                      (December 1992-September 1993). He
                                                      was managing director of LVMH U.S.
                                                      Corporation (U.S. subsidiary of the
                                                      French luxury goods conglomerate,
                                                      Louis Vuitton Moet Hennessey
                                                      Corporation) (1987-1991) and
                                                      chairman of its wine and spirits
                                                      subsidiary, Schieffelin & Somerset
                                                      Company (1987-1991). Mr. Armstrong
                                                      is a director or trustee of 21
                                                      investment companies for which
                                                      Brinson Advisors, UBS PaineWebber or
                                                      one of their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

E. Garrett Bewkes, Jr.*+; 74  Trustee and Chairman of Mr. Bewkes serves as a consultant to the Board of Trustees  UBS PaineWebber (since May 1999).
                                                      Prior to November 2000, he was a
                                                      director of Paine Webber Group, Inc.
                                                      ("PW Group," formerly the holding
                                                      company of UBS PaineWebber and
                                                      Brinson Advisors) and prior to 1996,
                                                      he was a consultant to PW Group.
                                                      Prior to 1988, he was chairman of
                                                      the board, president and chief
                                                      executive officer of American
                                                      Bakeries Company. Mr. Bewkes is a
                                                      director of Interstate Bakeries
                                                      Corporation. Mr. Bewkes is a
                                                      director or trustee of 32 investment
                                                      companies for which Brinson
                                                      Advisors, UBS  PaineWebber or one of
                                                      their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

                             POSITION
                               WITH        BUSINESS EXPERIENCE; OTHER
   NAME AND ADDRESS; AGE      TRUST              DIRECTORSHIPS
   ---------------------     --------      --------------------------
Richard R. Burt; 54          Trustee  Mr. Burt is chairman of IEP
1275 Pennsylvania Ave, N.W.           Advisors, LLP (international
Washington, DC 20004                  investments and consulting firm)
                                      (since March 1994) and a partner of
                                      McKinsey & Company (management
                                      consulting firm) (since 1991). He is
                                      also a director of Archer-Daniels-
                                      Midland Company (agricultural
                                      commodities), Hollinger
                                      International Company (publishing),
                                      six investment companies in the
                                      Deutsche Bank family of funds, nine
                                      investment companies in the Flag
                                      Investors family of funds, The
                                      Central European Fund, Inc. and The
                                      Germany Fund, Inc., vice chairman of
                                      Anchor Gaming (provides technology
                                      to gaming and wagering industry)
                                      (since July 1999) and chairman of
                                      Weirton Steel Corp. (makes and
                                      finishes steel products) (since
                                      April 1996). He was the chief
                                      negotiator in the Strategic Arms
                                      Reduction Talks with the former
                                      Soviet Union (1989-1991) and the
                                      U.S. Ambassador to the Federal
                                      Republic of Germany (1985-1989).
                                      Mr. Burt is a director or trustee of
                                      21 investment companies for which
                                      Brinson Advisors, UBS PaineWebber or
                                      one of their affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

Meyer Feldberg; 59           Trustee  Mr. Feldberg is Dean and Professor
Columbia University                   of Management of the Graduate School
101 Uris Hall                         of Business, Columbia University.
New York, NY 10027                    Prior to 1989, he was president of
                                      the Illinois Institute of
                                      Technology. Dean Feldberg is also a
                                      director of Primedia, Inc.
                                      (publishing), Federated Department
                                      Stores, Inc. (operator of department
                                      stores), Revlon, Inc. (cosmetics)
                                      and Select Medical Inc. (healthcare
                                      services). Dean Feldberg is a
                                      director or trustee of 29 investment
                                      companies for which Brinson
                                      Advisors, UBS PaineWebber or one of
                                      their affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

                             POSITION
                               WITH        BUSINESS EXPERIENCE; OTHER
   NAME AND ADDRESS; AGE      TRUST              DIRECTORSHIPS
   ---------------------     --------      --------------------------
George W. Gowen; 71          Trustee  Mr. Gowen is a partner in the law
666 Third Avenue                      firm of Dunnington, Bartholow &
New York, NY 10017                    Miller. Prior to May 1994, he was a
                                      partner in the law firm of Fryer,
                                      Ross & Gowen. Mr. Gowen is a
                                      director or trustee of 29 investment
                                      companies for which Brinson
                                      Advisors, UBS PaineWebber or one of
                                      their affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

Frederic V. Malek; 64        Trustee  Mr. Malek is chairman of Thayer
1455 Pennsylvania Ave, N.W.           Capital Partners (merchant bank) and
Suite 350                             chairman of Thayer Hotel Investors
Washington, DC 20004                  III, Thayer Hotel Investors II and
                                      Lodging Opportunities Fund (hotel
                                      investment partnerships). From
                                      January 1992 to November 1992, he
                                      was campaign manager of Bush-Quayle
                                      '92. From 1990 to 1992, he was vice
                                      chairman and, from 1989 to 1990, he
                                      was president of Northwest Airlines
                                      Inc. and NWA Inc. (holding company
                                      of Northwest Airlines Inc.). Prior
                                      to 1989, he was employed by the
                                      Marriott Corporation (hotels,
                                      restaurants, airline catering and
                                      contract feeding), where he most
                                      recently was an executive vice
                                      president and president of Marriott
                                      Hotels and Resorts. Mr. Malek is
                                      also a director of Aegis
                                      Communications, Inc. (tele-
                                      services), American Management
                                      Systems, Inc. (management consulting
                                      and computer related services),
                                      Automatic Data Processing, Inc.
                                      (computing services), CB Richard
                                      Ellis, Inc. (real estate services),
                                      FPL Group, Inc. (electric services),
                                      Classic Vacation Group (packaged
                                      vacations), Manor Care, Inc. (health
                                      care) and Northwest Airlines Inc.
                                      Mr. Malek is a director or trustee
                                      of 21 investment companies for which
                                      Brinson Advisors, UBS PaineWebber or
                                      one of their affiliates serves as
                                      investment advisor, sub-advisor or
                                      manager.

                                                         BUSINESS EXPERIENCE; OTHER
   NAME AND ADDRESS; AGE       POSITION WITH TRUST             DIRECTORSHIPS
   ---------------------       -------------------       --------------------------
Carl W. Schafer; 65                  Trustee        Mr. Schafer is president of the
66 Witherspoon Street, #1100                        Atlantic Foundation (charitable
Princeton, NJ 08542                                 foundation). He is a director of
                                                    Labor Ready, Inc. (temporary
                                                    employment), Roadway Express, Inc.
                                                    (trucking), The Guardian Group of
                                                    Mutual Funds, the Harding, Loevner
                                                    Funds, E.I.I. Realty Trust
                                                    (investment company), Electronic
                                                    Clearing House, Inc. (financial
                                                    transactions processing), Frontier
                                                    Oil Corporation and Nutraceutix,
                                                    Inc. (biotechnology company). Prior
                                                    to January 1993, he was chairman of
                                                    the Investment Advisory Committee of
                                                    the Howard Hughes Medical Institute.
                                                    Mr. Schafer is a director or trustee
                                                    of 21 investment companies for which
                                                    Brinson Advisors, UBS PaineWebber or
                                                    one of their affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.

Brian M. Storms*+; 46         Trustee and President Mr. Storms is chief executive
                                                    officer (since October 2000) and
                                                    president of Brinson Advisors (since
                                                    March 1999). Mr. Storms was
                                                    president of Prudential Investments
                                                    (1996-1999). Prior to joining
                                                    Prudential Investments, he was a
                                                    managing director at Fidelity
                                                    Investments. Mr. Storms is president
                                                    and a director or trustee of 24
                                                    investment companies for which
                                                    Brinson Advisors, UBS PaineWebber or
                                                    one of their affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.

Debbie Baggett*; 42              Vice President     Ms. Baggett is a director and a
                                                    portfolio manager of Brinson
                                                    Advisors. Ms. Baggett is a vice
                                                    president of four investment
                                                    companies for which Brinson
                                                    Advisors, UBS PaineWebber or one of
                                                    their affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.

Thomas Disbrow***; 35          Vice President and   Mr. Disbrow is a director and a
                               Assistant Treasurer  senior manager of the mutual fund
                                                    finance department of Brinson
                                                    Advisors. Prior to November 1999, he
                                                    was a vice president of Zweig/Glaser
                                                    Advisers. Mr. Disbrow is a vice
                                                    president and assistant treasurer of
                                                    22 investment companies for which
                                                    Brinson Advisors, UBS PaineWebber or
                                                    one of their affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.

                                                                BUSINESS EXPERIENCE; OTHER
   NAME AND ADDRESS; AGE          POSITION WITH TRUST                 DIRECTORSHIPS
   ---------------------          -------------------           --------------------------
Amy R. Doberman**; 39         Vice President and Secretary Ms. Doberman is an executive
                                                           director and the general counsel of
                                                           Brinson Advisors. From December 1996
                                                           through July 2000, she was general
                                                           counsel of Aeltus Investment
                                                           Management, Inc. Prior to working at
                                                           Aeltus, Ms. Doberman was a Division
                                                           of Investment Management Assistant
                                                           Chief Counsel at the SEC. Ms.
                                                           Doberman is a vice president and
                                                           secretary of 22 investment companies
                                                           and secretary of two investment
                                                           companies for which Brinson
                                                           Advisors, UBS Paine Webber or one of
                                                           their affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

Kris L. Dorr*; 37                    Vice President        Ms. Dorr is a director and a
                                                           portfolio manager in the short-term
                                                           strategies group of Brinson
                                                           Advisors. Ms. Dorr is a vice
                                                           president of one investment company
                                                           for which Brinson Advisors, UBS
                                                           PaineWebber or one of their
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 44           Vice President        Mr. Gerry is a managing director and
                                                           chief investment officer--fixed
                                                           income of Brinson Advisors. Mr.
                                                           Gerry is a vice president of 10
                                                           investment companies for which
                                                           Brinson Advisors, UBS PaineWebber or
                                                           one of their affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

Kevin J. Mahoney***; 35            Vice President and      Mr. Mahoney is a director and a
                                  Assistant Treasurer      senior manager of the mutual fund
                                                           finance department of Brinson
                                                           Advisors. From August 1996 through
                                                           March 1999, he was the manager of
                                                           the mutual fund internal control
                                                           group of Salomon Smith Barney. Mr.
                                                           Mahoney is a vice president and
                                                           assistant treasurer of 22 investment
                                                           companies for which Brinson
                                                           Advisors, UBS PaineWebber or one of
                                                           their affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

Michael H. Markowitz****; 36         Vice President        Mr. Markowitz is an executive
                                                           director, portfolio manager and head
                                                           of U.S. short duration fixed income
                                                           of Brinson Advisors. He is also an
                                                           executive director and portfolio
                                                           manager of Brinson Partners, Inc.,
                                                           an affiliate of Brinson Advisors.
                                                           Mr. Markowitz is a vice president of
                                                           10 investment companies for which
                                                           Brinson Advisors, UBS PaineWebber or
                                                           one of their affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

                                                           BUSINESS EXPERIENCE; OTHER
 NAME AND ADDRESS; AGE       POSITION WITH TRUST                 DIRECTORSHIPS
 ---------------------       -------------------           --------------------------
Kevin P. McIntyre*; 34          Vice President        Mr. McIntyre is an associate
                                                      director and a portfolio manager of
                                                      Brinson Advisors. Mr. McIntyre is a
                                                      vice president of two investment
                                                      companies for which Brinson
                                                      Advisors, UBS PaineWebber or one of
                                                      their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

Emil Polito*; 40                Vice President        Mr. Polito is an executive director
                                                      and head of investment support and
                                                      mutual fund services of Brinson
                                                      Advisors. From July 2000 to October
                                                      2000, he was a senior manager of
                                                      investment systems at Dreyfus Corp.
                                                      Prior to July 2000, Mr. Polito was a
                                                      senior vice president and director
                                                      of operations and control for
                                                      Brinson Advisors. Mr. Polito is a
                                                      vice president of 22 investment
                                                      companies for which Brinson
                                                      Advisors, UBS PaineWebber or one of
                                                      their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

Susan P. Ryan*; 41              Vice President        Ms. Ryan is an executive director
                                                      and a portfolio manager of Brinson
                                                      Advisors. Ms. Ryan is a vice
                                                      president of six investment
                                                      companies for which Brinson
                                                      Advisors, UBS PaineWebber or one of
                                                      their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

Paul H. Schubert***; 38  Vice President and Treasurer Mr. Schubert is an executive director and head of the mutual fund
                                                      finance department of Brinson
                                                      Advisors. Mr. Schubert is a vice
                                                      president and treasurer of 22
                                                      investment companies and treasurer
                                                      and principal accounting officer of
                                                      two investment companies for which
                                                      Brinson Advisors, UBS PaineWebber or
                                                      one of their affiliates serves as
                                                      investment advisor, sub-advisor or
                                                      manager.

                                                BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE  POSITION WITH TRUST            DIRECTORSHIPS
---------------------  -------------------      --------------------------
Keith A. Weller**; 40  Vice President and  Mr. Weller is a director and senior
                       Assistant Secretary associate general counsel of Brinson
                                           Advisors. Mr. Weller is a vice
                                           president and assistant secretary of
                                           22 investment companies for which
                                           Brinson Advisors, UBS PaineWebber or
                                           one of their affiliates serves as
                                           investment advisor, sub-advisor or
                                           manager.

--------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.


** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

**** This person's business address is 209 South LaSalle Street, Chicago,
     Illinois 60604-1295.


+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the fund and the Trust as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.


   The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually per series and up to $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust has five operating series and thus pays each such trustee $5,000 annually plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the complex of funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor, sub-advisor or manager receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because Brinson Advisors performs substantially all the services necessary for the operation of the fund, the fund requires no employees. No officer, director or employee of Brinson Advisors or UBS PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.


   The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which Brinson Advisors or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.

                              COMPENSATION TABLE+


                                            AGGREGATE    TOTAL COMPENSATION FROM
                                          COMPENSATION   THE TRUST AND THE FUND
        NAME OF PERSON, POSITION         FROM THE TRUST*        COMPLEX**
        ------------------------         --------------- -----------------------
    Richard Q. Armstrong,
     Trustee............................     $8,900             $108,232
    Richard R. Burt,
     Trustee............................      8,150              108,232
    Meyer Feldberg,
     Trustee............................      8,900              173,982
    George W. Gowen,
     Trustee............................     10,645              173,982
    Frederic V. Malek,
     Trustee............................      8,900              108,232
    Carl W. Schafer,
     Trustee............................      8,900              106,372

--------

+ Only independent board members are compensated by the funds for which Brinson Advisors or UBS PaineWebber serve as investment advisor, sub-advisor or manager and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from these funds.


* Represents fees paid to each board member for the fiscal year ended April 30, 2001.


** Represents total compensation paid during the calendar year ended December
   31, 2000, to each board member by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. None of these funds have a bonus, pension, profit sharing or retirement plan.


         PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


   As of August 1, 2001, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.


   As of July 31, 2001, the following shareholders were shown in the fund's records as owning 5% or more of a class of its shares:



                                      PERCENTAGE OF SHARES
                                    BENEFICIALLY OWNED AS OF
        NAME AND ADDRESS*                JULY 31, 2001
        -----------------           ------------------------
    CLASS A
    -------
    Quest Services Corp.                            11.10%
    UBS PaineWebber Inc. FB0          Institutional Shares
    State of Iowa--State Treasurer                   6.65%
                                      Institutional Shares


--------

* The shareholders listed above may be contacted c/o Brinson Advisors, Inc., 51 West 52nd Street, New York, NY 10019-6114.

                    INVESTMENT ADVISORY, ADMINISTRATION AND

                   PRINCIPAL UNDERWRITING ARRANGEMENTS


   INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Brinson Advisors acts as investment advisor and administrator of the fund pursuant to a contract with the Trust ("Advisory Contract"). Under the Advisory Contract, the Trust pays Brinson Advisors an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets.


   During the fiscal years ended April 30, 2001 and April 30, 2000, and the fiscal period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid (or accrued) to Brinson Advisors investment advisory and administration fees of $3,578,906, $2,528,347 and $447,162, respectively, after giving effect to $717,881, $687,813 and $668,641, respectively, in fee waivers.


   Under the terms of the Advisory Contract, Brinson Advisors bears all expenses incurred in the fund's operation other than the fee payable under the Advisory Contract, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons" of the Trust or Brinson Advisors, as that term is defined in the Investment Company Act ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or fund is a party and of indemnifying officers and trustees of the Trust).


   Although Brinson Advisors is not obligated to pay the fees and expenses of the Independent Trustees, the Advisory Contract requires that Brinson Advisors reduce its management fee by an amount equal to those fees and expenses.


   Expenses borne by Brinson Advisors include the following (or the fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, Brinson Advisors will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications,
(3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any),
(9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, (16) charges and expenses of any outside pricing service used to value portfolio securities, and (17) interest on borrowings.


   Under the Advisory Contract, Brinson Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

   The Advisory Contract is terminable with respect to the fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of the fund on 60 days' written notice to Brinson Advisors. The Advisory Contract is also terminable without penalty by Brinson Advisors on 60 days' written notice to the fund. The Advisory Contract terminates automatically upon its assignment.




   PRINCIPAL UNDERWRITING ARRANGEMENTS. Brinson Advisors acts as the principal underwriter of each class of shares of the fund pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract") which requires Brinson Advisors to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered continuously. Brinson Advisors enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares. Brinson Advisors may pay shareholder servicing fees to banks and broker-dealers that make Institutional shares of the fund available to their customers. The annual rate of these shareholder servicing fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through the bank or broker-dealer by its institutional customers, and will be paid monthly. The cost of these shareholder servicing fees will be borne by Brinson Advisors and will not be charged to or reimbursed by the fund. Brinson Advisors is located at 51 West 52nd Street, New York, New York 10019-6114.


   SECURITIES LENDING. During the fiscal years ended April 30, 2001 and April 30, 2000 and the fiscal period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid no fees to UBS PaineWebber for its services as securities lending agent because the fund did not engage in any securities lending activities.


   FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. Brinson Advisors implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.


   Under the Plan, the fund pays Brinson Advisors a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, Brinson Advisors pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Brinson Advisors; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as the fund may reasonable request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. During the fiscal year ended April 30, 2001, there were no Financial Intermediary shares outstanding. The fund made payments through PaineWebber to financial intermediaries in the amount of $5,518 and $373, for its Financial Intermediary shares that were outstanding during the fiscal year ended April 30, 2000 and the fiscal period ended April 30, 1999, respectively, pursuant to a predecessor agreement.


   Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with Brinson Advisors in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

   The Plan requires that Brinson Advisors provide to the board at least annually a written report of the amounts expended by Brinson Advisors under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with Brinson Advisors in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.


   Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and Brinson Advisors might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.


   Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through Brinson Advisors under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities or insurance commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.


                            PORTFOLIO TRANSACTIONS

   The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

   For purchases or sales with broker-dealer firms that act as principal, Brinson Advisors seeks best execution. Although Brinson Advisors may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Brinson Advisors may consider the sale of shares of the fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to Brinson Advisors' duty to seek best execution. Brinson Advisors may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


   Research services and information received from brokers or dealers are supplemental to Brinson Advisors' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Brinson Advisors' in advising other funds or accounts and, conversely, research services furnished to Brinson Advisors' by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

   During the fiscal years ended April 30, 2001 and April 30, 2000 and the fiscal period ended April 30, 1999, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.


   Investment decisions for the fund and for other investment accounts managed by Brinson Advisors are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.


   As of April 30, 2001, the fund owned securities issued by the following companies which are regular broker-dealers for the fund's portfolio securities:



                    ISSUER                     TYPE OF SECURITY       VALUE
                    ------                   --------------------- ------------
   Bank of America N.A...................... Domestic Master Notes $ 83,000,000
   Bear Stearns Companies Incorporated...... Domestic Master Notes  140,000,000
   Credit Suisse First Boston............... Commercial Paper        49,443,722
   Goldman Sachs Group, Inc................. Commercial Paper        49,786,014
   J.P. Morgan Securities, Inc.............. Domestic Master Notes  100,000,000
   Morgan Stanley Dean Witter & Co.......... Domestic Master Notes  140,000,000


   ADDITIONAL INFORMATION REGARDING REDEMPTIONS; FINANCIAL INSTITUTIONS


   ADDITIONAL REDEMPTION INFORMATION. The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.


   If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash.

   FINANCIAL INSTITUTIONS. The fund may authorize financial institutions and their agents to accept on the fund's behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents.


                              VALUATION OF SHARES

   The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of noon, Eastern time, 2:30 p.m., Eastern time and again at 5:00 p.m. Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which State Street, the fund's transfer agent (PFPC Inc.) and Brinson Advisors are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

   The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

   The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Brinson Advisors, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


   In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

   The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

   TOTAL RETURN CALCULATIONS. Average annual total return quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

   P(1 + T)/n/ = ERV
    where:  P  = a hypothetical initial payment of $1,000 to purchase shares of a specified class
            T = average annual total return of shares of that class n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

   Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

   The following table shows performance information for the fund's shares outstanding for the period indicated. Any returns for periods of more than one year are expressed as an average annual return.


                                                                   INSTITUTIONAL
                                                                       SHARES
                                                                   -------------
    Year ended April 30, 2001
      Standardized Return.........................................     6.37%
    Inception (8/10/98) to April 30, 2001
      Standardized Return.........................................     5.78%


   The fund had Financial Intermediary shares outstanding only during the periods December 29, 1998 to February 9, 1999 and November 4, 1999 to March 6, 2000. Accordingly, no performance information is provided for Financial Intermediary shares.

   The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

   CALCULATION OF YIELD. The fund computes its 7-day current yield and its 7-day effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

           EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)/365/7/] - 1

   Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

   For the seven-day period ended April 30, 2001, the yield and effective yield of the fund's Institutional shares was 4.82% and 4.92%, respectively. The fund had no Financial Intermediary shares outstanding during the fiscal year ended April 30, 2001. Accordingly, no yield information is provided for Financial Intermediary shares. The fund may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (E.G., one-day yield, 30-day yield).


   OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), MoneyNet, Inc. ("MoneyNet"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, MoneyNet, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets.



                                     TAXES

   BACKUP WITHHOLDING. The fund is required to withhold up to 30.5% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or Brinson Advisors or the applicable dealer with a correct taxpayer identification number or who otherwise are subject to backup withholding.


   QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


   By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


                               OTHER INFORMATION

   DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the fund). The Trust Instrument provides for indemnification from the fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Brinson Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.


   CLASSES OF SHARES. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

   VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportion as the vote of shares held for their customers.

   The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

   PRIOR NAME. Prior to May 9, 2001, the Trust was known as "Mitchell Hutchins LIR Money Series" and the fund's name was "Mitchell Hutchins LIR Select Money Fund." Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."


   CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the fund's assets. PFPC, a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the fund's transfer and dividend disbursing agent.


   COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, has served as counsel to the fund. Kirkpatrick & Lockhart LLP also has acted as counsel to UBS PaineWebber and Brinson Advisors in connection with other matters.


   AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                             FINANCIAL STATEMENTS

   The fund's Annual Report to Shareholders for its fiscal year ended April 30, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


                                                             Brinson Select


                                                          Money Market Fund






                                         ---------------------------------------
                                             Statement of Additional Information

                                                          September 1, 2001


                                         ---------------------------------------


(C)2001 Brinson Advisors, Inc. All rights reserved.

                          BRINSON CASH RESERVES FUND
                          BRINSON LIQUID ASSETS FUND
                             51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


     Brinson Cash Reserves Fund ("Cash Reserves Fund") and Brinson Liquid Assets Fund ("Liquid Assets Fund") are diversified series of Brinson Money Series ("Trust"), a professionally managed open-end investment company.



     Brinson Advisors, Inc. ("Brinson Advisors"), an indirect wholly owned asset management subsidiary of UBS AG, serves as the funds' investment advisor, administrator and principal underwriter.



     Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-800-647-1568.



     This SAI is not a Prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated September 1, 2001. A copy of a fund's Prospectus may be obtained by calling your investment professional or by calling the fund toll-free at 1-800-647-1568. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing.



     This SAI is dated September 1, 2001.


                               TABLE OF CONTENTS


                                                                    PAGE
                                                                  --------
The Funds and Their Investment Policies..........................     2
The Funds' Investments, Related Risks and Limitations............     2
Organization of the Trust; Trustees and Officers; Principal
   Holders and Management Ownership of Securities................     8
Investment Advisory, Administration and Principal
   Underwriting Arrangements.....................................    15
Portfolio Transactions...........................................    17
Additional Purchase and Redemption Information; Financial
   Institutions..................................................    19
Valuation of Shares..............................................    19
Performance Information..........................................    20
Taxes............................................................    21
Other Information................................................    22
Financial Statements.............................................    23

                   THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


     The funds may purchase only those obligations that Brinson Advisors determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Brinson Advisors to be of comparable quality.


     Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar denominated obligations of foreign issuers.


     Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income.


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or Brinson Advisors becomes aware that a security has received a rating below the second highest rating by any rating agency, Brinson Advisors and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.



     U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.


     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, a fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. Each fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

     CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.


     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Brinson Advisors has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to Brinson Advisors pursuant to guidelines approved by the board. Brinson Advisors takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Brinson Advisors monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.



     Brinson Advisors also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Brinson Advisors will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.


     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Brinson Advisors to present minimum credit risks.



     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.


     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if Brinson Advisors deems it advantageous to do so, which may result in a gain or loss to the fund.



     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Brinson Advisors believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.



     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the funds' securities lending program.


--------------------------


* UBS PaineWebber is a service mark of UBS AG.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.


     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.

          ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL
                HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and currently has five series. The board has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of existing or future series, par value $0.001 per share.



     The Trust is governed by a board of trustees, which oversees the funds' operations. The trustees (sometimes referred to as "board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



NAME AND ADDRESS; AGE        POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------        -------------------        ----------------------------------------
Margo N. Alexander*+; 54     Trustee                    Mrs. Alexander is Chairman (since March
                                                        1999) and a director of Brinson Advisors
                                                        (since January 1995) and an executive vice
                                                        president and a director of UBS PaineWebber
                                                        (since March 1984). She was a chief executive
                                                        officer of Brinson Advisors from January 1995
                                                        to October 2000. Mrs. Alexander is a director
                                                        or trustee of 22 investment companies for which
                                                        Brinson Advisors, UBS PaineWebber or one of
                                                        their affiliates serves as investment advisor,
                                                        sub-advisor or manager.

NAME AND ADDRESS; AGE                   POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------                   -------------------           ----------------------------------------
Richard Q. Armstrong; 66                Trustee                       Mr. Armstrong is chairman and principal
R.Q.A. Enterprises                                                    of R.Q.A. Enterprises (management
One Old Church Road                                                   consulting firm) (since April 1991 and
Unit #6                                                               principal occupation since March 1995).
Greenwich, CT 06830                                                   He is also a director of AlFresh
                                                                      Beverages Canada, Inc. (a Canadian
                                                                      Beverage subsidiary of AlFresh Foods
                                                                      Inc.) (since October 2000). Mr.
                                                                      Armstrong was chairman of the board,
                                                                      chief executive officer and co-owner of
                                                                      Adirondack Beverages (producer and
                                                                      distributor of soft drinks and
                                                                      sparkling/still waters) (October
                                                                      1993-March 1995). He was a partner of
                                                                      The New England Consulting Group
                                                                      (management consulting firm) (December
                                                                      1992-September 1993). He was managing
                                                                      director of LVMH U.S. Corporation (U.S.
                                                                      subsidiary of the French luxury goods
                                                                      conglomerate, Louis Vuitton Moet
                                                                      Hennessey Corporation) (1987-1991) and
                                                                      chairman of its wine and spirits
                                                                      subsidiary, Schieffelin & Somerset
                                                                      Company (1987-1991). Mr. Armstrong is a
                                                                      director or trustee of 21 investment
                                                                      companies for which Brinson Advisors,
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

E. Garrett Bewkes, Jr.**+; 74           Trustee and Chairman of the   Mr. Bewkes serves as a consultant to UBS
                                             Board of Trustees        PaineWebber (since May 1999). Prior to
                                                                      November 2000, he was a director of
                                                                      Paine Webber Group, Inc. ("PW Group,"
                                                                      formerly the holding company of UBS
                                                                      PaineWebber and Brinson Advisors) and
                                                                      prior to 1996, he was a consultant to PW
                                                                      Group. Prior to 1988, he was chairman of
                                                                      the board, president and chief executive
                                                                      officer of American Bakeries Company.
                                                                      Mr. Bewkes is a director of Interstate
                                                                      Bakeries Corporation. Mr. Bewkes is a
                                                                      director or trustee of 32 investment
                                                                      companies for which Brinson Advisors,
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

NAME AND ADDRESS; AGE                 POSITION WITH TRUST     BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------                 -------------------     ----------------------------------------
Richard R. Burt; 54                   Trustee                 Mr. Burt is chairman of IEP Advisors,
1275 Pennsylvania Ave, N.W.                                   LLP (international investments and
Washington, DC 20004                                          consulting firm) (since March 1994) and
                                                              a partner of McKinsey & Company
                                                              (management consulting firm) (since
                                                              1991). He is also a director of
                                                              Archer-Daniels-Midland Company
                                                              (agricultural commodities), Hollinger
                                                              International Company (publishing), six
                                                              investment companies in the Deutsche
                                                              Bank family of funds, nine investment
                                                              companies in the Flag Investors family
                                                              of funds, The Central European Fund,
                                                              Inc. and The Germany Fund, Inc., vice
                                                              chairman of Anchor Gaming (provides
                                                              technology to gaming and wagering
                                                              industry) (since July 1999) and chairman
                                                              of Weirton Steel Corp. (makes and
                                                              finishes steel products) since (April
                                                              1996). He was the chief negotiator in
                                                              the Strategic Arms Reduction Talks with
                                                              the former Soviet Union (1989-1991) and
                                                              the U.S. Ambassador to the Federal
                                                              Republic of Germany (1985-1989). Mr.
                                                              Burt is a director or trustee of 21
                                                              investment companies for which Brinson
                                                              Advisors, UBS PaineWebber or one of
                                                              their affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Meyer Feldberg; 59                    Trustee                 Mr. Feldberg is Dean and Professor of
Columbia University                                           Management of the Graduate School of
101 Uris Hall                                                 Business, Columbia University. Prior to
New York, NY 10027                                            1989, he was president of the Illinois
                                                              Institute of Technology. Dean Feldberg
                                                              is also a director of Primedia, Inc.
                                                              (publishing), Federated Department
                                                              Stores, Inc. (operator of department
                                                              stores) and Revlon, Inc. (cosmetics) and
                                                              Select Medical Inc. (healthcare
                                                              services). Dean Feldberg is a director
                                                              or trustee of 29 investment companies
                                                              for which Brinson Advisors, UBS
                                                              PaineWebber or one of their affiliates
                                                              serves as investment advisor,
                                                              sub-advisor or manager.

George W. Gowen; 71                   Trustee                 Mr. Gowen is a partner in the law firm
666 Third Avenue                                              of Dunnington, Bartholow & Miller. Prior
New York, NY 10017                                            to May 1994, he was a partner in the law
                                                              firm of Fryer, Ross & Gowen. Mr. Gowen
                                                              is a director or trustee of 29
                                                              investment companies for which Brinson
                                                              Advisors, UBS PaineWebber or one of
                                                              their affiliates serves as investment
                                                              advisor, sub-advisor or manager.


     NAME AND ADDRESS; AGE            POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
     ---------------------            -------------------        ----------------------------------------
Frederic V. Malek; 64                     Trustee                Mr. Malek is chairman of Thayer Capital
1455 Pennsylvania Ave, N.W.                                      Partners (merchant bank) and chairman of
Suite 350                                                        Thayer Hotel Investors III, Thayer Hotel
Washington, DC 20004                                             Investors II and Lodging Opportunities
                                                                 Fund (hotel investment partnerships).
                                                                 From January 1992 to November 1992, he
                                                                 was campaign manager of Bush-Quayle 92.
                                                                 From 1990 to 1992, he was vice chairman
                                                                 and, from 1989 to 1990, he was president
                                                                 of Northwest Airlines Inc. and NWA Inc.
                                                                 (holding company of Northwest Airlines
                                                                 Inc.). Prior to 1989, he was employed by
                                                                 the Marriott Corporation (hotels,
                                                                 restaurants, airline catering and
                                                                 contract feeding), where he most
                                                                 recently was an executive vice president
                                                                 and president of Marriott Hotels and
                                                                 Resorts. Mr. Malek is also a director of
                                                                 Aegis Communications, Inc.
                                                                 (tele-services), American Management
                                                                 Systems, Inc. (management consulting and
                                                                 computer related services), Automatic
                                                                 Data Processing, Inc. (computing
                                                                 services), CB Richard Ellis, Inc. (real
                                                                 estate services), FPL Group, Inc.
                                                                 (electric services), Classic Vacation
                                                                 Group (packaged vacations), Manor Care,
                                                                 Inc. (health care), and Northwest
                                                                 Airlines Inc. Mr. Malek is a director or
                                                                 trustee of 21 investment companies for
                                                                 which Brinson Advisors, UBS PaineWebber
                                                                 or one of their affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

Carl W. Schafer; 65                       Trustee                Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                     Foundation (charitable foundation). He
Princeton, NJ 08542                                              is a director of Labor Ready, Inc.
                                                                 (temporary employment), Roadway Express,
                                                                 Inc. (trucking), The Guardian Group of
                                                                 Mutual Funds, the Harding, Loevner
                                                                 Funds, E.I.I. Realty Trust (investment
                                                                 company), Electronic Clearing House,
                                                                 Inc. (financial transactions
                                                                 processing), Frontier Oil Corporation
                                                                 and Nutraceutix, Inc. (biotechnology
                                                                 company). Prior to January 1993, he was
                                                                 chairman of the Investment Advisory
                                                                 Committee of the Howard Hughes Medical
                                                                 Institute. Mr. Schafer is a director or
                                                                 trustee of 21 investment companies for
                                                                 which Brinson Advisors, UBS PaineWebber
                                                                 or one of their affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

   NAME AND ADDRESS; AGE               POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------               -------------------        ----------------------------------------
Brian M. Storms*+; 46                  Trustee and President      Mr. Storms is chief executive officer
                                                                  (since October 2000) and president of
                                                                  Brinson Advisors (since March 1999).
                                                                  Mr. Storms was president of Prudential
                                                                  Investments (1996-1999). Prior to
                                                                  joining Prudential Investments, he was a
                                                                  managing director at Fidelity
                                                                  Investments. Mr. Storms is president and
                                                                  a director or trustee of 24 investment
                                                                  companies for which Brinson Advisors,
                                                                  UBS PaineWebber or one of their
                                                                  affiliates serves as investment advisor,
                                                                  sub-advisor or manager.

Debbie Baggett*; 42                      Vice President           Ms. Baggett is a director and portfolio
                                                                  manager of Brinson Advisors.
                                                                  Ms. Baggett is a vice president of four
                                                                  investment companies for which Brinson
                                                                  Advisors, UBS PaineWebber or one of
                                                                  their affiliates serves as investment
                                                                  advisor, sub-advisor or manager.

Thomas Disbrow***, 35                    Vice President and       Mr. Disbrow is a director and a senior
                                         Assistant Treasurer      manager of the mutual fund finance
                                                                  department of Brinson Advisors. Prior to
                                                                  November 1999, he was a vice president
                                                                  of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                  a vice president and assistant treasurer
                                                                  of 22 investment companies for which
                                                                  Brinson Advisors, UBS PaineWebber or one
                                                                  of their affiliates serves as investment
                                                                  advisor, sub-advisor or manager.

Amy R. Doberman**; 39                    Vice President and       Ms. Doberman is an executive director
                                             Secretary            and the general counsel of Brinson
                                                                  Advisors. From December 1996 through
                                                                  July 2000, she was general counsel of
                                                                  Aeltus Investment Management, Inc. Prior
                                                                  to working at Aeltus, Ms. Doberman was a
                                                                  Division Chief Counsel at the SEC. Ms.
                                                                  Doberman is a vice president and
                                                                  secretary of 22 investment companies and
                                                                  secretary of two investment companies
                                                                  for which Brinson Advisors, UBS
                                                                  PaineWebber or one of their affiliates
                                                                  serves as investment advisor,
                                                                  sub-advisor or manager.

Kris L. Dorr*; 37                          Vice President         Ms. Dorr is a director and portfolio
                                                                  manager in the short-term strategies
                                                                  group of Brinson Advisors. Ms. Dorr is a
                                                                  vice president of one investment company
                                                                  for which Brinson Advisors, UBS
                                                                  PaineWebber or one of their affiliates
                                                                  serves as investment advisor, sub-
                                                                  advisor or manager.

   NAME AND ADDRESS; AGE               POSITION WITH TRUST       BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------               -------------------       ----------------------------------------
Elbridge T. Gerry III*; 44               Vice President          Mr. Gerry is a managing director and
                                                                 chief investment officer -- fixed income
                                                                 of Brinson Advisors. Mr. Gerry is a vice
                                                                 president of 10 investment companies
                                                                 for which Brinson Advisors, UBS
                                                                 PaineWebber or one of their affiliates
                                                                 serves as investment advisor,
                                                                 sub-advisor or manager.

Kevin J. Mahoney***; 35                  Vice President and      Mr. Mahoney is a director and a senior
                                         Assistant Treasurer     manager of the mutual fund finance
                                                                 department of Brinson Advisors. From
                                                                 August 1996 through March 1999, he was
                                                                 the manager of the mutual fund internal
                                                                 control group of Salomon Smith Barney.
                                                                 Mr. Mahoney is a vice president and
                                                                 assistant treasurer of 22 investment
                                                                 companies for which Brinson Advisors,
                                                                 UBS PaineWebber or one of their
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

Michael H. Markowitz****; 36             Vice President          Mr. Markowitz is an executive director,
                                                                 portfolio manager and head of U.S. short
                                                                 duration fixed income of Brinson
                                                                 Advisors.  He is also an executive director
                                                                 and portfolio manager of Brinson Partners,
                                                                 Inc., an affiliate of Brinson Advisors.
                                                                 Mr. Markowitz is a vice president of 10
                                                                 investment companies for which Brinson
                                                                 Advisors, UBS PaineWebber or one of their
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

Kevin P. McIntyre*; 34                   Vice President          Mr. McIntyre is an associate director
                                                                 and a portfolio manager of Brinson
                                                                 Advisors. Mr. McIntyre is a vice
                                                                 president of two investment companies
                                                                 for which Brinson Advisors, UBS
                                                                 PaineWebber or one of their affiliates
                                                                 serves as investment advisor, sub-
                                                                 advisor or manager.

Emil Polito*; 40                         Vice President          Mr. Polito is an executive director and
                                                                 head of investment support and mutual
                                                                 fund services of Brinson Advisors. From
                                                                 July 2000 to October 2000, he was a
                                                                 senior manager of investment systems at
                                                                 Dreyfus Corp. Prior to July 2000,
                                                                 Mr. Polito was a senior vice president
                                                                 and director of operations and control
                                                                 for Brinson Advisors. Mr. Polito is a
                                                                 vice president of 22 investment
                                                                 companies for which Brinson Advisors,
                                                                 UBS PaineWebber or one of their
                                                                 affiliates serves as investment advisor,
                                                                 sub-advisor or manager.

NAME AND ADDRESS; AGE        POSITION WITH TRUST         BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------        ------------------          ----------------------------------------
Susan P. Ryan*; 41             Vice President            Ms. Ryan is an executive director and a
                                                         portfolio manager of Brinson Advisors.
                                                         Ms. Ryan is a vice president of six
                                                         investment companies for which Brinson
                                                         Advisors, UBS PaineWebber or one of
                                                         their affiliates serves as investment
                                                         advisor, sub-advisor or manager.

Paul H. Schubert***; 38        Vice President and        Mr. Schubert is an executive director
                                   Treasurer             and head of the mutual fund finance
                                                         department of Brinson Advisors. Mr.
                                                         Schubert is a vice president and
                                                         treasurer of 22 investment companies and
                                                         treasurer and principal accounting
                                                         officer of two investment companies for
                                                         which Brinson Advisors, UBS PaineWebber
                                                         or one of their affiliates serves as
                                                         investment advisor, sub-advisor or
                                                         manager.

Keith A. Weller**; 40          Vice President and        Mr. Weller is a director and senior
                               Assistant Secretary       associate general counsel of Brinson
                                                         Advisors. Mr. Weller is a vice president
                                                         and assistant secretary of 22 investment
                                                         companies for which Brinson Advisors,
                                                         UBS PaineWebber or one of their
                                                         affiliates serves as investment advisor,
                                                         sub-advisor or manager.




--------------------------

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

**** This person's business address is 209 South LaSalle Street, Chicago,
     Illinois 60604-1295.



 + Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and or UBS PaineWebber.



     The Trust pays each board member who is not an "interested person" of the Trust $1,000 for each series annually and up to $150 per series for attending each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the complex of funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor, sub-advisor or manager receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Brinson Advisors performs substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Brinson Advisors or UBS PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

     The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which Brinson Advisors or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.


                              COMPENSATION TABLE+


                                               ESTIMATED
                                               AGGREGATE
                                              COMPENSATION           TOTAL COMPENSATION FROM
     NAME OF PERSON, POSITION               FROM THE TRUST*             THE FUND COMPLEX**
     ------------------------               ---------------          -----------------------
Richard Q. Armstrong,
   Trustee..............................     $       3,560               $       108,232
Richard R. Burt,
   Trustee..............................             3,260                       108,232
Meyer Feldberg,
   Trustee..............................             3,560                       173,982
George W. Gowen,
   Trustee..............................             4,259                       173,982
Frederic V. Malek,
   Trustee..............................             3,560                       108,232
Carl W. Schafer,
   Trustee..............................             3,560                       106,372


--------------------------


 +   Only independent board members are compensated by the the funds which

     Brinson Advisors or UBS PaineWebber serve as investment advisor, sub-advisor or manager and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from these funds.



 * Represents fees paid to each board member for the fiscal year ended April 30, 2001.



 ** Represents total compensation paid during the calendar year ended December 31, 2000, to each board member by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. None of these funds have a bonus, pension, profit sharing or retirement plan.



             PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



     As of August 1, 2001, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.



     As of July 31, 2001, no shareholders were shown in the funds' records as owning 5% or more of a fund's shares.



   INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS



     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Brinson Advisors acts as the investment advisor and administrator for each fund pursuant to separate contracts with the Trust (respectively, "Cash Reserves Contract" and "Liquid Assets Contract"; collectively, "Advisory Contracts"). During the periods indicated, the funds paid (or accrued) the following investment advisory and administration fees:



                                                             FISCAL PERIOD
                                 FISCAL YEAR ENDED         FEBRUARY 14, 2000
                                   APRIL 30, 2001          TO APRIL 30, 2000
                                 -----------------         -----------------
Cash Reserves Fund.............          $1,085,710                 $191,184
                                 (of which $241,250        (of which $38,205
                                        was waived)              was waived)
Liquid Assets Fund.............            $119,500                 $21,138
                                  (all of which was        (all of which was
                                            waived)                  waived)

     Under the Cash Reserves Contract, Cash Reserves Fund pays Brinson Advisors an annual fee, computed daily and paid monthly, at the rate of 0.33% of average daily net assets. Under the terms of the Cash Reserves Contract, Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by Brinson Advisors. Expenses borne by the fund include the following (or the fund's proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by Brinson Advisors; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or Brinson Advisors; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to the trustees and officers; (19) costs of mailing, stationery and communications equipment;
(20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings.



     Under the terms of the Liquid Assets Contract, Brinson Advisors manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund pays Brinson Advisors a fee, computed daily and paid monthly. Where the services are provided directly by Brinson Advisors or an affiliate, the fees are limited to reimbursement of Brinson Advisors' direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where Brinson Advisors arranges for an unaffiliated person to provide services, the fund reimburses Brinson Advisors for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") Brinson Advisors has advised the fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund. Brinson Advisors periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Brinson Advisors by the fund.



     The Direct Expenses borne by Liquid Assets Fund include the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(11) expenses incurred on behalf of the fund by Brinson Advisors under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Brinson Advisors; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.



     General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by Brinson Advisors under the Advisory and Administration Contracts, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.



     Under the Advisory and Administration Contracts, Brinson Advisors will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Brinson Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contracts terminate automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to Brinson Advisors, or by Brinson Advisors on 60 days' written notice to the fund.



     PRINCIPAL UNDERWRITING ARRANGEMENTS. Brinson Advisors acts as the principal underwriter of each fund's shares pursuant to a principal underwriting contract with the Trust ("Principal Underwritting Contract"), which requires Brinson Advisors to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. Brinson Advisors enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares.



     SECURITIES LENDING. During the fiscal year ended April 30, 2001 and the fiscal period from February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no fees to UBS PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.


                              PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


     For purchases or sales with broker-dealer firms that act as principal, Brinson Advisors seeks best execution. Although Brinson Advisors may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Brinson Advisors may consider the sale of shares of the Funds and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the Funds, subject to Brinson Advisors' duty to seek best execution. Brinson Advisors may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



     Research services and information received from brokers or dealers are supplemental to Brinson Advisors' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Brinson Advisors in advising other funds or accounts and, conversely, research services furnished to Brinson Advisors by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.



     During the fiscal year ended April 30, 2001 and the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.



     Investment decisions for a fund and for other investment accounts managed by Brinson Advisors are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.



     As of April 30, 2001, each fund owned securities issued by the following companies that are its regular broker-dealers:


CASH RESERVES FUND


       ISSUER                                  TYPE OF SECURITY                   VALUE
       ------                                  ----------------                   -----
Credit Suisse First Boston, Inc.        Commercial Paper                      $   9,935,483
Merrill Lynch & Company Inc.            Short-term Corporate Obligation       $  10,000,000
Morgan Stanley Dean Witter & Co.        Commercial Paper                      $   5,000,000
Morgan Stanley Dean Witter & Co.        Short-Term Corporate Obligation       $   7,705,645


LIQUID ASSETS FUND


          ISSUER                             TYPE OF SECURITY                     VALUE
          ------                             ----------------                     -----
Credit Suisse First Boston, Inc.        Commercial Paper                      $   9,935,483
Merrill Lynch & Company Inc.            Short-term Corporate Obligation       $  15,000,000
Morgan Stanley Dean Witter & Co.        Commercial Paper                      $   5,000,000
Morgan Stanley Dean Witter & Co.        Short-Term Corporate Obligation       $   7,705,645

                      ADDITIONAL PURCHASE AND REDEMPTION
                      INFORMATION; FINANCIAL INSTITUTIONS



     ADDITIONAL PURCHASE INFORMATION. Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A UBS PaineWebber or Brinson Advisors client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by UBS PaineWebber. Eligibility of participants is within the discretion of UBS PaineWebber. In the event a client of UBS PaineWebber leaves a program, the client may not continue to hold shares of the fund. The funds may be made available to other programs in the future.


     Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund's shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.


     ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.



     Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's investment professional or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by Brinson Advisors. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.



     FINANCIAL INSTITUTIONS. The funds may authorize financial institutions or their agents to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the financial institutions or their agents.


                              VALUATION OF SHARES


     The funds' net asset values per share are determined by the funds' custodian, State Street Bank and Trust Company, twice each business day at noon and the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time), on days when the NYSE is open, except Columbus Day and Veterans Day. Generally, the net asset value will not be determined on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ___ ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Brinson Advisors, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)to the power of n  =  ERV
                  where: P  =  a hypothetical initial payment of $1,000 to
                               purchase shares
                         T = average annual total return of shares n = number of years
                       ERV  =  ending redeemable value of a hypothetical $1,000
                               payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     Each fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).


     CASH RESERVES FUND



       Year Ended April 30, 2001:
             Standardized Return........................   6.01%
           Inception (2/14/00) to April 30, 2001:
          Standardized Return...........................   7.26%

    LIQUID ASSETS FUND



      Year ended April 30, 2001:
            Standardized Return..........................  6.32%
      Inception (2/14/00) to April 30, 2001:
            Standardized Return..........................  7.65%



     CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:


      EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)to the power of 365/7] - 1

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield. The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (E.G., one-day yield, 30-day yield)


     For the seven day period ended April 30, 2001, the yield and effective yield of the funds was as follows:




                                              YIELD         EFFECTIVE YIELD
                                              -----         ---------------
     Cash Reserves Fund                        4.46%             4.56%
     Liquid Assets Fund                        4.77%             4.89%



     OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), MoneyNet, Inc. ("MoneyNet"), Wiesenberger
Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, MoneyNet, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes-Registered Trademark- Money Markets.


                                    TAXES





     Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.



     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


                               OTHER INFORMATION


     DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Brinson Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.


     VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.


     PRIOR NAME. Prior to May 9, 2001, the Trust's name was known as Mitchell Hutchins LIR Money Series and the funds names were LIR Cash Reserves Fund and LIR Liquid Assets Fund. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."



     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State

Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the funds' transfer and dividend disbursing agent.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, has served as counsel to the funds. Kirkpatrick & Lockhart LLP also has acted as counsel to UBS PaineWebber and Brinson Advisors in connection with other matters.


     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                             FINANCIAL STATEMENTS


     Each fund's Annual Report to Shareholders for its fiscal year ended April 30, 2001 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN A FUND'S PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


                                  ----------


                      Brinson Cash Reserves Fund
                      Brinson Liquid Assets Fund


--------------------------------------------------------------------------------

                      Statement of Additional Information


                                                               September 1, 2001


--------------------------------------------------------------------------------


-C-2001 Brinson Advisors, Inc. All rights reserved.
-------------------------

                           PART C. OTHER INFORMATION

Item 23. Exhibits

(1)  (a)  Trust Instrument 1/

     (b)  Amendment to Trust Instrument effective July 28, 1999 2/

     (c)  Amendment to Trust Instrument effective May 9, 2001 (filed herewith)

     (d)  Certificate of Amendment effective May 16, 2001 (filed herewith)

(2)  By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/

(4) (a) Investment Advisory and Administration Contract for Brinson Select Money Market Fund 2/

     (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

     (c) Investment Advisory and Administration Contract for Brinson Cash Reserves Fund 5/

     (d) Investment Advisory and Administration Contract for Brinson Liquid Assets Fund 5/

(5) (a) Principal Underwriting Contract for Brinson Select Money Market Fund (filed herewith)

     (b) Principal Underwriting Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (filed herewith)

     (c) Distribution Contract for Brinson Cash Reserves Fund and Brinson Liquid Assets Fund 5/

     (d) Dealer Agreement between Brinson Advisors, Inc. and UBS PaineWebber Inc. with respect to Brinson Select Money Market Fund (filed herewith)

     (e) Dealer Agreement between Brinson Advisors, Inc. and UBS Warburg LLC with respect to Brinson Select Money Market Fund (filed herewith)

     (f) Dealer Agreement between Brinson Advisors, Inc. and UBS PaineWebber Inc. with respect to Brinson Cash Reserves Fund and Brinson Liquid Assets Fund 5/


(6)  Bonus, profit sharing or pension plans - none

(7) (a) Custodian Agreement with Bank of New York for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

     (b) Custodian Contract with State Street Bank and Trust Company for Brinson Cash Reserves Fund and Brinson Liquid Assets Fund 5/

     (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to Brinson Select Money Market Fund 6/

(8)  (a)  (i)   Transfer Agency Agreement for Brinson Select Money Market Fund
                2/

          (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

          (iii) Transfer Agency and Related Services Agreement for Brinson Cash Reserves Fund (filed herewith)

          (iv) Transfer Agency and Related Services Agreement for Brinson Liquid Assets Fund (filed herewith)

          (v) Amendment No. 1 to Transfer Agency Agreement for Brinson Select Money Market Fund 6/

       (b) Form of Shareholder Service Plan and Agreement for Brinson Select Money Market Fund (filed herewith)


(9)    Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)   Omitted Financial Statements - none

(12)   Letter of investment intent 1/

(13)   (a)  Plan of Distribution pursuant to Rule 12b-1 for LIR Premier Money
            Market Fund and LIR Premier Tax-Free Money Market Fund 4/

       (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

(14) Plan Pursuant to Rule 18f-3 with respect to Brinson Select Money Market Fund (filed herewith)

(15)   Code of Ethics for Registrant and Brinson Advisors, Inc. 7/


_______________

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws .

4/ Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 27, 2000.

5/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed August 25, 2000.

6/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 12, 2001.

7/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment advisor or independent contractor of the Registrant.


         Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, Inc. ("Brinson Advisors") (formerly Mitchell Hutchins Asset Management Inc.) provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 10 or 11 of each Advisory Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Brinson Advisors shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.


         Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Contract. Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contain provisions similar to
Section 10 or 11 of the Investment Advisory and Administration Contracts, with respect to Brinson Advisors.


         Section 9 of each Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

         Brinson Advisors, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. Brinson Advisors is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of Brinson Advisors is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.


Item 27. Principal Underwriters
         ----------------------

         a) Brinson Advisors serves as principal underwriter and/or investment advisor for the following investment companies:


                        2002 TARGET TERM TRUST INC.
                        ALL AMERICAN TERM TRUST INC.
                        BRINSON FINANCIAL SERVICES GROWTH FUND INC.
                        BRINSON INDEX TRUST
                        BRINSON INVESTMENT TRUST
                        BRINSON MANAGED INVESTMENTS TRUST
                        BRINSON MASTER SERIES, INC.
                        BRINSON MONEY SERIES
                        BRINSON SECURITIES TRUST
                        BRINSON SERIES TRUST

                        GLOBAL HIGH INCOME DOLLAR FUND INC.
                        INSURED MUNICIPAL INCOME FUND INC.

                        INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

                        LIQUID INSTITUTIONAL RESERVES
                        MANAGED HIGH YIELD PLUS FUND INC.

                        PAINEWEBBER PACE SELECT ADVISORS TRUST
                        STRATEGIC GLOBAL INCOME FUND, INC.
                        UBS PAINEWEBBER CASHFUND, INC.
                        UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
                        UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA MONEY FUND, INC.
                        UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


         b) Brinson Advisors serves as the Registrant's principal underwriter. The directors and officers of Brinson Advisors, their principal business addresses and their positions and offices with Brinson Advisors are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Brinson Advisors who also serve as trustees or officers of the Registrant.

           Name                   Positions and Offices With Registrant      Positions and Offices With Underwriter
           ----                   -------------------------------------      --------------------------------------
  Margo N. Alexander*             Trustee                                    Chairman and a Director of Brinson
                                                                             Advisors

  Brian M. Storms*                Trustee and President                      Chief Executive Officer and President of
                                                                             Brinson Advisors

  Debbie Baggett*                 Vice President                             Director and a Portfolio Manager of
                                                                             Brinson Advisors

  Thomas Disbrow***               Vice President and Assistant Treasurer     Director and a Senior Manager of the
                                                                             Mutual Fund Finance Department of Brinson
                                                                             Advisors

  Amy R. Doberman**               Vice President and Secretary               Executive Director and General Counsel of
                                                                             Brinson Advisors

  Kris L. Dorr*                   Vice President                             Director and a Portfolio Manager in the
                                                                             Short-Term Strategies Group of Brinson
                                                                             Advisors

  Elbridge T. Gerry III*          Vice President                             Managing Director and Chief Investment
                                                                             Officer - Fixed Income of Brinson Advisors

  Kevin J. Mahoney***             Vice President and Assistant Treasurer     Director and a Senior Manager of the
                                                                             Mutual Fund Finance Department of Brinson
                                                                             Advisors

  Michael H. Markowitz****        Vice President                             Executive Director, Portfolio Manager and
                                                                             head of U.S. Short Duration Fixed Income
                                                                             of Brinson Advisors

  Kevin P. McIntyre*              Vice President                             Associate Director and a Portfolio Manager
                                                                             of Brinson Advisors

  Emil Polito*                    Vice President                             Executive Director and head of Investment
                                                                             Support and Mutual Fund Services of
                                                                             Brinson Advisors

  Susan P. Ryan*                  Vice President                             Executive Director and a Portfolio Manager
                                                                             of Brinson Advisors

  Paul H. Schubert***             Vice President and Treasurer               Executive Director and head of the Mutual
                                                                             Fund Finance Department of Brinson Advisors

  Keith A. Weller**               Vice President and Assistant Secretary     Director and Senior Associate General
                                                                             Counsel of Brinson Advisors


________________

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

**** This person's business address is 209 South LaSalle Street, Chicago, Illinois 60604-1295.


      c)  None

Item 28. Location of Accounts and Records
         --------------------------------


         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment advisor, Brinson Advisors at 1285 Avenue of the Americas, New York, New York 10019-6028, 51 West 52nd Street, New York, New York 10019-6114 and 209 South LaSalle Street, Chicago, Illinois 60604-1295. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         None.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of August, 2001.

                               BRINSON MONEY SERIES

                               By:  /s/ Keith A. Weller
                                    -----------------------------------------
                                    Keith A. Weller
                                    Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                Title                                   Date
---------                                                -----                                   ----
/s/ Brian M. Storms                                      President and Trustee                   August 24, 2001
---------------------------------------                  (Chief Executive Officer)
Brian M. Storms*

/s/ E. Garrett Bewkes, Jr.                               Trustee and Chairman                    August 24, 2001
---------------------------------------                  of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Margo N. Alexander                                   Trustee                                 August 24, 2001
---------------------------------------
Margo N. Alexander *

/s/ Richard Q. Armstrong                                 Trustee                                 August 24, 2001
---------------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                                      Trustee                                 August 24, 2001
---------------------------------------
Richard R. Burt *

/s/ Meyer Feldberg                                       Trustee                                 August 24, 2001
---------------------------------------
Meyer Feldberg *

/s/ George W. Gowen                                      Trustee                                 August 24, 2001
---------------------------------------
George W. Gowen *

/s/ Frederic V. Malek                                    Trustee                                 August 24, 2001
---------------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                                      Trustee                                 August 24, 2001
---------------------------------------
Carl W. Schafer *

/s/ Paul H. Schubert                                     Vice President and Treasurer (Chief     August 24, 2001
---------------------------------------                  Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 9, 2001 and incorporated by reference from Exhibit 16 of Post-Effective Amendment No. 16 to the Registration Statement of Liquid Institutional Reserves (SEC File No. 33-39029) filed June 29, 2001.

                              BRINSON MONEY SERIES

                                  EXHIBIT INDEX


Exhibit
Number
------

(1)      (a)      Trust Instrument 1/

         (b)      Amendment to Trust Instrument effective July 28, 1999 2/

         (c)      Amendment to Trust Instrument effective May 9, 2001
                  (filed herewith)

         (d) Certificate of Amendment effective May 16, 2001 (filed herewith)

(2)      By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/



(4)      (a)      Investment Advisory and Administration Contract for Brinson
                  Select Money Market Fund 2/


         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

         (c) Investment Advisory and Administration Contract for Brinson Cash Reserves Fund 5/

         (d) Investment Advisory and Administration Contract for Brinson Liquid Assets Fund 5/

(5)      (a)      Principal Underwriting Contract for Brinson Select Money
                  Market Fund (filed herewith)



         (b) Principal Underwriting Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (filed herewith)

         (c) Distribution Contract for Brinson Cash Reserves Fund and Brinson Liquid Assets Fund 5/


         (d) Dealer Agreement between Brinson Advisors, Inc. and UBS PaineWebber Inc. with respect to Brinson Select Money Market Fund (filed herewith)

         (e) Dealer Agreement between Brinson Advisors, Inc. and UBS Warburg LLC with respect to Brinson Select Money Market Fund (filed herewith)

         (f) Dealer Agreement between Brinson Advisors, Inc. and UBS PaineWebber Inc. with respect to Brinson Cash Reserves Fund and Brinson Liquid Assets Fund 5/


(6)      Bonus, profit sharing or pension plans - none


(7)      (a)      Custodian Agreement with Bank of New York for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  4/

         (b) Custodian Contract with State Street Bank and Trust Company for Brinson Cash Reserves Fund and Brinson Liquid Assets Fund 5/

         (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to Brinson Select Money Market Fund 6/

(8)      (a)      (i)      Transfer Agency Agreement for Brinson Select Money
                           Market Fund 2/



                  (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

                  (iii) Transfer Agency and Related Services Agreement for Brinson Cash Reserves Fund (filed herewith)

                  (iv) Transfer Agency and Related Services Agreement for Brinson Liquid Assets Fund (filed herewith)

                  (v) Amendment No. 1 to Transfer Agency Agreement for Brinson Select Money Market Fund 6/

         (b) Form of Shareholder Service Plan and Agreement for Brinson Select Money Market Fund (filed herewith)


(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent 1/

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  4/

         (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund 4/

(14) Plan Pursuant to Rule 18f-3 with respect to Brinson Select Money Market Fund (filed herewith)

(16)     Code of Ethics for Registrant and Brinson Advisors, Inc. 7/


_____________________

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed September 1, 1999.

3/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

4/ Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 27, 2000.

5/ Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed August 25, 2000.

6/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 12, 2001.

7/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.